Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 88,721	SFr 88,721	SFr 63,111
of which encumbered	39,105	39,105	25,445
Fair value of collateral received with the right to sell or repledge	289,898	289,898	150,198
of which sold or repledged	144,747		75,819
Other information
Cash and securities restricted under foreign banking regulations	3,868	3,868	1,247
Swiss National Bank required minimum liquidity reserves	2,246	2,246	2,258
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	88,721	88,721	63,111
of which encumbered	39,105	39,105	25,445
Fair value of collateral received with the right to sell or repledge	289,898	289,898	150,198
of which sold or repledged		144,747	75,819
Other information
Cash and securities restricted under foreign banking regulations	3,423	3,423	812
Swiss National Bank required minimum liquidity reserves	SFr 2,246	SFr 2,246	SFr 2,258